SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Number of reporting segments	1
Guarantee paid on behalf of guarantee service customers	$ 2,039,684	$ 633,313
Reversal of provision on financial guarantee services	355,313	576,456
Written-off Guarantee amount	932,375
Allowance for uncollectibles	858,362	302,401
Provision for Specific Allowance	3,263,312
Provision for General Allowance	597,444	70,467
Direct write-downs charged against the allowance		1,011,999
Commission rate percentage, minimum	2.00%
Commission rate percentage, maximum	6.00%
Impairment loss of long-lived assets
Agreed guaranteed commission period	12 months
Minimum [Member]
Property, Plant and Equipment [Line Items]
Salvage value	3.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Salvage value	5.00%
Guaranteed loans [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.50%	11.40%